Statements of Cash Flows (CAD)	12 Months Ended			101 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Statement of Cash Flows [Abstract]
Net loss and comprehensive loss	(41,831)	(28,791)	(226,149)	(1,043,586)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on bridge loan				51,210
Stock-based compensation				71,000
Change in GST receivables	239	5,628	(1,814)	(1,131)
Change in prepaid expenses		1,000
Change in accounts payable and accrued liabilities	10,578	(4,007)	1,350	30,207
Interest on bridge loan	255			2,273
Net cash used in operating activities	(30,759)	(26,170)	(226,613)	(890,027)
Cash flow from investing activity
Reclamation deposit		3,367
Net cash provided by investing activities		3,367
Cash flows from financing activities
Issuances of common stock and units			100,000	806,985
Proceeds from bridge loans	20,000			91,139
Net cash provided by financing activities	20,000		100,000	898,124
Increase (decrease) in cash	(10,759)	(22,803)		8,097
Cash and cash equivalents, beginning balance	18,856	41,659
Cash and cash equivalents, ending balance	8,097	18,856	41,659	8,097